OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of Fair Value of Plan Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	$ 405,018
Expected return on assets	(42,882)	$ 0
Net defined benefit liability (asset) - ending balance	673,453	405,018
Non-US government securities	1,054,671	0
Fixed income	99,602	0
Investments funds	241,481	0
Others	64,757	0
At the end of the year	1,525,330	0
Usiminas
Disclosure of net defined benefit liability (asset) [line items]
Usiminas shares	64,819	0
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	0	0
Acquisition of business (note 3)	1,462,147	0
Expected return on assets	42,882	0
Interest income	142,529	0
Translation differences	(5,933)	0
Contributions paid	14,848	0
Funding of the plan	(131,143)	0
Net defined benefit liability (asset) - ending balance	$ (1,525,330)	$ 0